UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Scott C. Sipple
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: June 28, 2019

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West International Growth Fund
(Institutional Class and Investor Class)
Semi-Annual Report
June 28, 2019
On June 5, 2018 the Securities and Exchange Commission (“SEC”) adopted new rule 30e-3 under the Investment Company Act of 1940. Subject to conditions, new rule 30e-3 will provide certain registered investment companies with an optional method to satisfy their obligations to transmit shareholder reports by making such reports and other materials accessible at a website address specified in a notice to investors.
Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.greatwestfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from your financial intermediary electronically by contacting your financial intermediary.
You may elect to receive all future reports in paper free of charge. You can contact (866) 345-5954 or make elections online at www.fundreports.com to let your financial intermediary know you wish to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Sector as of June 28, 2019 (unaudited)
Sector	Percentage of Fund Investments
Consumer, Non-cyclical	35.14%
Industrial	12.11
Consumer, Cyclical	11.98
Financial	11.69
Technology	10.14
Communications	8.80
Basic Materials	5.06
Energy	1.23
Short Term Investments	3.85
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2019 to June 28, 2019).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/19)	(06/28/19)	(01/01/19 – 06/28/19)
Institutional Class
Actual	$1,000.00	$1,209.10	$4.60
Hypothetical (5% return before expenses)	$1,000.00	$1,020.40	$4.21
Investor Class
Actual	$1,000.00	$1,206.60	$6.49
Hypothetical (5% return before expenses)	$1,000.00	$1,018.60	$5.94
* Expenses are equal to the Fund's annualized expense ratio of 0.85% for the Institutional Class shares and 1.20% for the Investor Class shares, multiplied by the average account value over the period, multiplied by 179/365 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL GROWTH FUND
Schedule of Investments
As of June 28, 2019 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 5.17%
45,000	Koninklijke DSM NV	$ 5,552,300
19,839	Linde PLC	3,983,671
47,300	Shin-Etsu Chemical Co Ltd	4,425,479
50,000	Symrise AG	4,814,510
150,000	Umicore SA	4,813,744
		23,589,704
Communications — 8.99%
21,101	Alibaba Group Holding Ltd Sponsored ADR(a)	3,575,564
1,100,000	Ascential PLC	4,973,403
150,000	CyberAgent Inc(a)	5,466,314
71,669	Delivery Hero SE(a)(b)	3,253,224
520,000	Just Eat PLC(a)	4,122,664
8,600	MercadoLibre Inc(a)	5,261,222
17,000	Shopify Inc Class A(a)	5,102,550
76,800	Tencent Holdings Ltd	3,474,387
310,000	ZOZO Inc	5,817,758
		41,047,086
Consumer, Cyclical — 12.25%
18,835	adidas AG	5,826,987
53,000	Aptiv PLC	4,283,990
2,000,000	boohoo Group PLC(a)	5,372,018
152,584	Burberry Group PLC	3,615,617
21,381	Continental AG	3,113,480
119,771	Ferguson PLC	8,523,476
150,160	Industria de Diseno Textil SA	4,517,909
50,151	InterContinental Hotels Group PLC	3,297,801
19,211	LVMH Moet Hennessy Louis Vuitton SE	8,167,088
24,000	Shimano Inc	3,576,249
157,100	Yamaha Motor Co Ltd(c)	2,800,132
63,707	Zalando SE(a)(b)(c)	2,820,734
		55,915,481
Consumer, Non-Cyclical — 35.93%
4,000	Adyen NV(a)(b)	3,085,543
63,207	Alcon Inc(a)	3,903,010
150,000	Alkermes PLC(a)	3,381,000
90,300	Asahi Group Holdings Ltd	4,065,187
31,865	Beiersdorf AG(c)	3,820,809
40,000	Cochlear Ltd	5,823,835
35,000	CSL Ltd	5,299,836
176,022	Diageo PLC	7,574,942
34,835	EssilorLuxottica SA	4,539,765
180,000	Experian PLC	5,449,854
16,657	Genmab A/S(a)	3,062,849
95,000	GN Store Nord A/S	4,441,013
220,000	Hikma Pharmaceuticals PLC	4,813,294
63,932	Intertek Group PLC	4,467,879
220,000	Keywords Studios PLC(c)	5,091,093
80,000	LivaNova PLC(a)	5,756,800
13,875	Lonza Group AG	4,684,101
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
19,028	L'Oreal SA	$ 5,410,197
159,765	Nestle SA	16,539,231
86,713	Novartis AG	7,916,184
132,883	Novo Nordisk A/S Class B	6,787,292
141,300	Recruit Holdings Co Ltd	4,730,991
220,875	RELX PLC	5,355,820
38,384	Roche Holding AG	10,793,115
270,000	Santen Pharmaceutical Co Ltd	4,488,788
49,100	Shiseido Co Ltd	3,713,762
199,392	Smith & Nephew PLC	4,328,467
145,000	TAL Education Group ADR(a)	5,524,500
146,576	Unilever PLC	9,097,849
		163,947,006
Energy — 1.26%
1,000,000	John Wood Group PLC(c)	5,756,720
Financial — 11.95%
866,200	AIA Group Ltd	9,354,010
66,163	Deutsche Boerse AG	9,340,231
652,852	FinecoBank Banca Fineco SpA	7,282,881
39,551	HDFC Bank Ltd ADR	5,143,212
132,900	Hong Kong Exchanges & Clearing Ltd	4,696,698
65,000	KBC Group NV	4,265,647
58,917	London Stock Exchange Group PLC	4,104,115
14,459	Muenchener Rueckversicherungs-Gesellschaft AG	3,624,258
299,500	Ping An Insurance Group Co of China Ltd Class H	3,601,450
223,548	St James's Place PLC	3,119,862
		54,532,364
Industrial — 12.38%
48,231	Airbus SE	6,825,727
174,607	Assa Abloy AB Series B	3,939,604
127,377	Atlas Copco AB Class A	4,081,879
100,000	CAE Inc	2,688,710
35,700	Daikin Industries Ltd	4,674,520
60,000	DSV A/S	5,908,200
9,100	Keyence Corp	5,612,174
112,300	Makita Corp	3,834,202
22,500	MTU Aero Engines AG	5,366,488
32,700	Nidec Corp	4,490,854
32,561	Safran SA	4,763,408
11,500	SMC Corp	4,311,063
		56,496,829
Technology — 10.37%
34,325	ASML Holding NV	7,142,687
320,000	Infineon Technologies AG	5,686,300
80,000	InterXion Holding NV(a)	6,087,200
600,000	Sage Group PLC	6,117,651

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL GROWTH FUND
Schedule of Investments
As of June 28, 2019 (Unaudited)
Shares		Fair Value
Technology — (continued)
103,057	SAP SE	$ 14,128,275
1,000,000	Sophos Group PLC(b)	5,018,739
79,738	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	3,123,337
		47,304,189
TOTAL COMMON STOCK — 98.30% (Cost $420,723,856)		$448,589,379
Principal Amount
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 1.49%
$6,800,000	Federal Home Loan Bank 2.13%, 07/01/2019	6,799,207
Repurchase Agreements — 2.44%
2,647,812	Undivided interest of 24.53% in a repurchase agreement (principal amount/value $10,812,306 with a maturity value of $10,814,550) with BNP Paribas Securities Corp, 2.49%, dated 6/28/19 to be repurchased at $2,647,812 on 7/1/19 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 8.75%, 7/18/19 - 9/9/49, with a value of $11,028,555.(d)	2,647,812
2,647,812	Undivided interest of 5.10% in a repurchase agreement (principal amount/value $51,967,681 with a maturity value of $51,978,551) with RBC Capital Markets Corp, 2.51%, dated 6/28/19 to be repurchased at $2,647,812 on 7/1/19 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.00%, 7/18/19 - 9/9/49, with a value of $53,007,035.(d)	2,647,812
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$2,647,812	Undivided interest of 5.44% in a repurchase agreement (principal amount/value $48,774,814 with a maturity value of $48,784,975) with Bank of America Securities Inc, 2.50%, dated 6/28/19 to be repurchased at $2,647,812 on 7/1/19 collateralized by various U.S. Government Agency securities, 3.30% - 4.50%, 6/1/46 - 7/1/49, with a value of $49,750,310.(d)	$ 2,647,812
2,647,812	Undivided interest of 5.44% in a repurchase agreement (principal amount/value $48,774,814 with a maturity value of $48,784,975) with Citigroup Global Markets Inc, 2.50%, dated 6/28/19 to be repurchased at $2,647,812 on 7/1/19 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 9.50%, 7/2/19 - 1/20/63, with a value of $49,750,312.(d)	2,647,812
556,705	Undivided interest of 6.79% in a repurchase agreement (principal amount/value $8,216,959 with a maturity value of $8,218,637) with Credit Agricole Securities (USA) Inc, 2.45%, dated 6/28/19 to be repurchased at $556,705 on 7/1/19 collateralized by a U.S. Treasury security, 0.13%, 4/15/21, with a value of $8,381,299.(d)	556,705
		11,147,953
SHORT TERM INVESTMENTS — 3.93% (Cost $17,947,160)		$ 17,947,160
TOTAL INVESTMENTS — 102.23% (Cost $438,671,016)		$466,536,539
OTHER ASSETS & LIABILITIES, NET — (2.23)%		$ (10,185,236)
TOTAL NET ASSETS — 100.00%		$456,351,303

(a)	Non-income producing security.
(b)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(c)	All or a portion of the security is on loan at June 28, 2019.
(d)	Collateral received for securities on loan.
ADR	American Depositary Receipt
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL GROWTH FUND
Schedule of Investments
As of June 28, 2019 (Unaudited)
Summary of Investments by Country as of June 28, 2019.
Country	Fair Value	Percentage of Fund Investments
United Kingdom	$110,242,053	23.63%
Japan	62,007,475	13.29
Germany	61,795,296	13.24
Switzerland	43,835,640	9.39
France	29,706,184	6.37
Netherlands	21,867,729	4.69
Denmark	20,199,354	4.33
United States	17,947,160	3.85
China	16,175,902	3.47
Hong Kong	14,050,708	3.01
Australia	11,123,671	2.38
Belgium	9,079,391	1.95
Sweden	8,021,483	1.72
Canada	7,791,260	1.67
Ireland	7,364,671	1.58
Italy	7,282,881	1.56
Argentina	5,261,222	1.13
India	5,143,212	1.10
Spain	4,517,909	0.97
Taiwan	3,123,338	0.67
Total	$466,536,539	100.00%
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 28, 2019 (Unaudited)
Great-West International Growth Fund
ASSETS:
Investments in securities, fair value (including $10,592,796 of securities on loan)(a)	$455,388,586
Repurchase agreements, fair value(b)	11,147,953
Cash	795,026
Cash denominated in foreign currencies, fair value(c)	243,637
Dividends receivable	2,035,281
Subscriptions receivable	73,537
Receivable for investments sold	730,701
Total Assets	470,414,721
LIABILITIES:
Payable for director fees	3,056
Payable for investments purchased	573,400
Payable for other accrued fees	112,038
Payable for shareholder services fees	8,812
Payable to investment adviser	274,401
Payable upon return of securities loaned	11,147,953
Redemptions payable	1,943,758
Total Liabilities	14,063,418
NET ASSETS	$456,351,303
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$5,267,356
Paid-in capital in excess of par	432,793,322
Total distributable earnings	18,290,625
NET ASSETS	$456,351,303
NET ASSETS BY CLASS
Investor Class	$33,767,473
Institutional Class	$422,583,830
CAPITAL STOCK:
Authorized
Investor Class	20,000,000
Institutional Class	150,000,000
Issued and Outstanding
Investor Class	2,964,599
Institutional Class	49,708,964
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$11.39
Institutional Class	$8.50
(a) Cost of investments	$427,523,063
(b) Cost of repurchase agreements	$11,147,953
(c) Cost of cash denominated in foreign currencies	$244,078
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 28, 2019 (Unaudited)
Great-West International Growth Fund
INVESTMENT INCOME:
Interest	$127,396
Income from securities lending	35,492
Dividends	5,645,905
Foreign withholding tax	(558,553)
Total Income	5,250,240
EXPENSES:
Management fees	1,783,659
Shareholder services fees – Investor Class	57,574
Audit and tax fees	29,901
Custodian fees	74,223
Director's fees	10,228
Legal fees	1,541
Pricing fees	1,737
Registration fees	21,288
Transfer agent fees	4,423
Other fees	433
Total Expenses	1,985,007
Less amount waived by investment adviser	77,252
Net Expenses	1,907,755
NET INVESTMENT INCOME	3,342,485
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments and foreign currency transactions	(3,404,356)
Net Realized Loss	(3,404,356)
Net change in unrealized appreciation on investments and foreign currency translations	83,499,075
Net Change in Unrealized Appreciation	83,499,075
Net Realized and Unrealized Gain	80,094,719
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$83,437,204
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 28, 2019 and fiscal year ended December 31, 2018
Great-West International Growth Fund	2019 (Unaudited)	2018
OPERATIONS:
Net investment income	$3,342,485	$3,282,229
Net realized gain (loss)	(3,404,356)	51,890,118
Net change in unrealized appreciation (depreciation)	83,499,075	(133,875,761)
Net Increase (Decrease) in Net Assets Resulting from Operations	83,437,204	(78,703,414)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	-	(3,670,924)
Institutional Class	-	(58,649,423)
From Net Investment Income and Net Realized Gains	0	(62,320,347)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	5,518,864	19,906,851
Institutional Class	24,967,498	220,902,711
Shares issued in reinvestment of distributions
Investor Class	-	3,670,924
Institutional Class	-	58,649,423
Shares redeemed
Investor Class	(9,612,742)	(26,973,521)
Institutional Class	(53,546,594)	(106,048,286)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(32,672,974)	170,108,102
Total Increase in Net Assets	50,764,230	29,084,341
NET ASSETS:
Beginning of Period	405,587,073	376,502,732
End of Period	$456,351,303	$405,587,073
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	519,424	1,602,581
Institutional Class	3,198,049	22,276,637
Shares issued in reinvestment of distributions
Investor Class	-	390,278
Institutional Class	-	8,359,641
Shares redeemed
Investor Class	(895,770)	(2,109,439)
Institutional Class	(6,683,795)	(10,627,599)
Net Increase (Decrease)	(3,862,092)	19,892,099
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL GROWTH FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/28/2019(Unaudited)	$ 9.44	0.06	1.89	1.95	-	-	-	-	$11.39	20.66% (d)
12/31/2018	$12.86	0.08	(2.26)	(2.18)	-	-	(1.24)	(1.24)	$ 9.44	(16.87%)
12/31/2017	$10.54	0.12	2.68	2.80	-	(0.12)	(0.36)	(0.48)	$12.86	26.62%
12/31/2016	$10.60	0.12	(0.15)	(0.03)	(0.00) (e)	(0.03)	(0.00) (e)	(0.03)	$10.54	(0.30%)
12/31/2015	$11.22	0.14	(0.13)	0.01	-	(0.07)	(0.56)	(0.63)	$10.60	0.00%
12/31/2014	$12.65	0.10	(0.77)	(0.67)	(0.00) (e)	(0.16)	(0.60)	(0.76)	$11.22	(5.37%)
Institutional Class
06/28/2019(Unaudited)	$ 7.03	0.06	1.41	1.47	-	-	-	-	$ 8.50	20.91% (d)
12/31/2018	$10.00	0.08	(1.75)	(1.67)	-	(0.06)	(1.24)	(1.30)	$ 7.03	(16.69%)
12/31/2017	$ 8.29	0.14	2.11	2.25	-	(0.18)	(0.36)	(0.54)	$10.00	27.24%
12/31/2016	$ 8.42	0.11	(0.12)	(0.01)	(0.00) (e)	(0.12)	(0.00) (e)	(0.12)	$ 8.29	(0.04%)
12/31/2015 (f)	$10.00	0.06	(0.98)	(0.92)	-	(0.10)	(0.56)	(0.66)	$ 8.42	(9.31%) (d)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
06/28/2019 (Unaudited)	$ 33,767	1.32% (h)	1.20% (h)	1.20% (h)	18% (d)
12/31/2018	$ 31,531	1.30%	1.20%	0.65%	124%
12/31/2017	$ 44,479	1.29%	1.20%	1.01%	18%
12/31/2016	$ 34,752	1.20%	1.20%	1.14%	27%
12/31/2015	$ 45,899	1.20%	1.20%	1.18%	32%
12/31/2014	$307,755	1.20%	1.20%	0.78%	30%
Institutional Class
06/28/2019 (Unaudited)	$422,584	0.88% (h)	0.85% (h)	1.56% (h)	18% (d)
12/31/2018	$374,056	0.88%	0.85%	0.84%	124%
12/31/2017	$332,024	0.88%	0.85%	1.41%	18%
12/31/2016	$297,005	0.85%	0.85%	1.38%	27%
12/31/2015 (f)	$260,871	0.85% (h)	0.85% (h)	1.00% (h)	32%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Amount was less than $0.01 per share.
(f)	Institutional Class inception date was May 1, 2015.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL GROWTH FUND
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-seven funds. Interests in the Great-West International Growth Fund (the Fund) are included herein. The investment objective of the Fund is to seek long-term growth of capital. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.
The Fund offers three share classes, referred to as Investor Class, Class L and Institutional Class shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Expenses incurred by Great-West Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods. This report includes information for the Investor Class and Institutional Class; Class L has not yet been capitalized.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Semi-Annual Report - June 28, 2019

Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of June 28, 2019, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector, industry or geography classifications, as applicable, are included in the Schedule of Investments.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 60,877,615	$ 387,711,764	$ —	$ 448,589,379
Short Term Investments	—	17,947,160	—	17,947,160
Total Assets	$ 60,877,615	$ 405,658,924	$ 0	$ 466,536,539
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Semi-Annual Report - June 28, 2019

Foreign Currency Translations and Transactions
The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.
The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates. These gains and losses are included in net realized gain or loss and change in net unrealized appreciation or depreciation on the Statement of Operations.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments, adjustments for passive foreign investment corporations and foreign currency reclassifications.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 28, 2019 were as follows:
Federal tax cost of investments	$439,287,543
Gross unrealized appreciation on investments	56,056,500
Gross unrealized depreciation on investments	(28,807,504)
Net unrealized appreciation on investments	$27,248,996

Semi-Annual Report - June 28, 2019

2.  RISK EXPOSURES
Concentration of Risk
The Fund may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.
3.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.82% of the Fund’s average daily net assets up to $1 billion dollars, 0.77% of the Fund’s average daily net assets over $1 billion dollars and 0.72% of the Fund’s average daily net assets over $2 billion dollars. Certain administration and accounting services fees for the Fund are included in the investment advisory agreement.
The Adviser has contractually agreed to waive fees or reimburse expenses that exceed an annual rate of 0.85% of the Fund's average daily net assets attributable to each Class, including management fees and expenses paid directly by the Fund, excluding shareholder service fees, and certain extraordinary expenses (the "Expense Limit"). The agreement's current term ends on April 30, 2020 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement.The amount waived or reimbursed, if any, is reflected in the Statement of Operations.
The Adviser is permitted upon approval by the Board of Directors to recoup amounts waived or reimbursed by the Fund in future periods, not exceeding three years, if the Fund's other expenses including such recoupment do not exceed the Expense Limit. At June 28, 2019, the amounts subject to recoupment were as follows:
Expires December 31, 2020	Expires December 31, 2021	Expires June 28, 2022	Recoupment of Past Reimbursed Fees by the Adviser
$118,917	$156,150	$77,252	$0
The Adviser and Great-West Funds have entered into sub-advisory agreements with Franklin Templeton Institutional, LLC and J.P. Morgan Investment Management Inc. The Adviser is responsible for compensating the Sub-Advisers for their services.
Great-West Funds has entered into a shareholder services agreement with GWL&A. Pursuant to the shareholder services agreement, GWL&A provides recordkeeping and shareholder services to shareholders and account owners and receives from the Investor Class shares of the Fund a fee equal to 0.35% of the average daily net asset value of applicable share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-seven funds for which they serve as directors was $540,000 for the period ended June 28, 2019.
4.  PURCHASES AND SALES OF INVESTMENTS
For the period ended June 28, 2019, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $77,223,202 and $96,213,730, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

Semi-Annual Report - June 28, 2019

5.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The fair value of the loaned securities is determined daily at the close of business of the Fund and necessary collateral adjustments are made between the Fund and its counterparties on the next business day through the delivery or receipt of additional collateral. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of June 28, 2019, the Fund had securities on loan valued at $10,592,796 and received collateral as reported on the Statement of Assets and Liabilities of $11,147,953 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.
Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. At June 28, 2019, the class of securities loaned consisted entirely of common stock. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.
6.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
7.  SUBSEQUENT EVENT
Management has reviewed all events subsequent to June 28, 2019, including the estimates inherent in the process of preparing these financial statements, through the date the financial statements were issued. No subsequent events requiring adjustment or disclosure have occurred.

Semi-Annual Report - June 28, 2019

Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form NPORT-EX. Great-West Funds’ Forms NPORT-EX are available on the SEC website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Great-West Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 17, 2019 (the “Meeting”), approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between Great-West Capital Management, LLC (“GWCM”) and the Company, on behalf of Great-West International Growth Fund (the “Fund”), a series of the Company, and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) by and among the Company, GWCM and J.P. Morgan Investment Management Inc. (the “Sub-Adviser” or “J.P. Morgan”), with respect to the Fund.
Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the Fund’s operation. In addition, GWCM is responsible for allocating the Fund’s assets among one or more sub-advisers—including, in this case, J.P. Morgan. In this connection, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits GWCM to enter into and materially amend the Sub-Advisory Agreement with Board approval but without shareholder approval. Under this structure, GWCM is also responsible for monitoring and evaluating the performance of the Sub-Adviser for its sleeve of the Fund and for recommending the hiring, termination and replacement of the Sub-Adviser to the Board.
Pursuant to the Sub-Advisory Agreement, the Sub-Adviser, subject to general supervision and oversight by GWCM and the Board, is responsible for the day-to-day management of the investment and reinvestment of its allocated portion of the Fund’s portfolio, which includes making decisions to buy, sell or hold any particular security.
On March 18, 2019, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by GWCM and the Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreement (collectively, the “Agreements” or each, an “Agreement”), and met separately with representatives of Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data,1 and with GWCM to review comparative information on the Fund’s investment performance, fees and expenses. The Independent Directors also considered additional information provided in response to their requests made following the March meeting. In addition, at the Meeting, the Independent Directors met with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Fee Consultant”) to review comparative information regarding the Fund’s investment performance, fees and expenses, and further discussed such information with GWCM.

1 In 2015, Broadridge acquired the fiduciary services and competitive intelligence business unit from Lipper, Inc. (“Lipper”).

In approving the continuation of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.
Based upon its review of the Agreements and the information provided to it, the Board concluded that each Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by GWCM and the Sub-Adviser (each, an “adviser”). Among other things, the Board considered, as applicable, each adviser’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and to obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. The Board also reviewed, as applicable, the qualifications, background and responsibilities of the senior personnel serving the Fund and the portfolio management team responsible for the day-to-day management of the Fund, as well as each adviser’s efforts to attract, retain and motivate capable personnel to serve the Fund. In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies, its investment decision-making process, its disaster recovery procedures, including cyber security risk mitigation, its overall financial condition and ability to carry out its obligations to the Fund, its technical resources, operational capabilities, and compliance policies and procedures, including for liquidity risk management oversight, as well as the Sub-Adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. Consideration also was given to the fact that the Board meets with representatives of the Sub-Adviser each year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, were taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by GWCM and the Sub-Adviser.
Investment Performance
With respect to the Fund’s investment performance, the Board noted that prior to April 27, 2018, the Fund was sub-advised by a different investment sub-adviser and therefore, performance data for the periods prior to April 27, 2018 are not necessarily indicative of the Fund’s performance as it is currently sub-advised. In this connection, the Board considered that it had initially approved the Sub-Advisory Agreement at a meeting held on February 22, 2018 (the “February 2018 Meeting”). Although the Sub-Advisory Agreement was subject to an initial two-year term with respect to the Fund, GWCM requested that the Board consider the continuation of the Sub-Advisory Agreement at the Meeting in order to align the timing of the Board’s assessment of the Sub-Advisory Agreement with the Board’s review of J.P. Morgan sub-advisory agreements for other funds of the Company, as well as the Board’s consideration of the Advisory Agreement, in conjunction with the Board’s annual contract review process. Given the circumstances, although the Broadridge report included performance information for the Fund’s Investor and Institutional Classes over various periods, the Board considered its review of the Sub-Adviser’s investment performance at the February 2018 Meeting, including performance information of similar strategies managed by J.P. Morgan. The Board took into account its determination at the February 2018 Meeting that it was satisfied with the Sub-Adviser’s investment performance. The Board also noted that, in evaluating the Advisory Agreement in general, it was taking into account its accumulated experience in working with GWCM on matters relating to the Company’s other funds. The Board further noted that GWCM exercised its responsibilities as investment adviser by recommending the replacement of the previous sub-adviser with J.P. Morgan and another sub-adviser to sub-advise sleeves of the Fund. In addition, the Board considered GWCM’s processes for overseeing and analyzing the Sub-Adviser’s performance. The Board determined that it was satisfied with each adviser’s investment performance capabilities and concluded that this factor supported the continuation of the Agreements.

Costs and Profitability
The Board considered the costs of services provided by GWCM and the Sub-Adviser from their relationships with the Fund. The Board also reviewed an analysis prepared by Broadridge regarding the actual net advisory fee, sub-advisory fee and advisory fee retained by GWCM for the Fund’s Investor Class and Institutional Class, as compared to share classes of other sub-advised funds within the same Lipper investment classification and publicly disclosed sub-advisory fees.
With respect to the costs of services, the Board considered the structure and the level of the investment management fees and other expenses payable by the Fund. In this regard, the Board noted that, effective May 1, 2017, the structure of the investment management fee payable by the Fund changed to a structure in which GWCM is no longer responsible for paying the Fund’s operating expense as part of the investment management fee. The Board noted that commensurate with this new fee structure, GWCM’s investment management fee decreased as much as, or more than, the cost of the Fund’s operating expenses as of December 31, 2015, and that the operating expenses of the Fund are paid directly by the Fund effective May 1, 2017, which should allow Fund shareholders to participate in potential economies of scale over time as the Fund’s assets grow and its expense ratio declines due to fixed operating expenses. The Board further noted that the new investment management fee would include breakpoints. In addition, the Board noted that GWCM has contractually agreed for a one-year renewable term, through April 30, 2020, to limit the fees and expenses of the Fund to the total expense ratio of the Fund as of December 31, 2015, and that in the future GWCM may increase the expense limit only with the approval of the Board.
The Board noted that GWCM, not the Fund, pays the sub-advisory fee to the Sub-Adviser and that such fee was negotiated at arm’s length between GWCM and the Sub-Adviser. In evaluating the management fee and total expense ratio of the Fund’s Investor and Institutional Classes, the Board considered the fees payable by and the total expense ratios of peer groups of funds managed by other investment advisers, as determined by Broadridge, based on Lipper fund classifications. Specifically, the Board considered for each class (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable). In addition, the Board considered the Fund’s total expense ratio in comparison to the median expense ratios for all funds in the peer groups.
The Board observed that the Fund’s Contractual Management Fee for each class was lower than the peer group median contractual management fee. The Board also observed that the Fund’s total annual operating expense ratio for each class was lower than the median expense ratio of its respective peer group, ranking in the second quintile of its respective peer group for the Investor Class and in the first quintile as to the Institutional Class (with the first quintile being the lowest expenses and the fifth quintile being the highest expenses). In addition, the Board reviewed a report from the Independent Fee Consultant assessing expenses in the context of performance and noted the Independent Fee Consultant’s conclusion that management fees and total expenses of the Fund are reasonable in relation to the services delivered.
The Board received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that GWCM does not manage other client accounts in the same investment style as the Fund. The Board also received information regarding the fees charged by the Sub-Adviser to separate accounts and other products managed by the Sub-Adviser in the same investment style as the Fund and noted that, based on the information provided by the Sub-Adviser, any fees charged by the Sub-Adviser to these other accounts were competitive with the fees charged to GWCM.
The Board further considered the overall financial soundness of GWCM and the Sub-Adviser and the profits estimated to have been realized by GWCM and its affiliates and the Sub-Adviser. The Board reviewed the financial statements and profitability information from GWCM and the Sub-Adviser. In evaluating the information provided by GWCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed a report from Broadridge comparing pre-tax investment management profitability margins for the latest fiscal year for certain publicly-traded advisers to fund complexes, as compared to GWCM’s estimated complex-level profits. The Board considered that, while GWCM’s overall profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business and the adviser’s assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM and its affiliates and the Sub-Adviser were not unreasonable in relation to the nature, extent and quality of the services provided.

Economies of Scale
The Board considered the extent to which economies of scale may be realized as the Fund grows and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and GWCM, respectively, and whether those fees include breakpoints, as well as comparative fee information, the profitability and financial condition of GWCM, and the current level of Fund assets. Based on the information provided, the Board concluded that any economies of scale currently being realized were appropriately reflected in the management fee paid by the Fund, including the schedule of breakpoints agreed to by GWCM.
Other Factors
The Board considered ancillary benefits derived or to be derived by GWCM or the Sub-Advisers from their relationships with the Fund as part of the total mix of information evaluated by the Board. The Board noted where services were provided to the Fund by affiliates of GWCM, including in particular the shareholder services provided by GWCM’s parent company, Great-West Life and Annuity Insurance Company (“GWLA”). The Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWLA and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits to be derived by GWCM or the Sub-Adviser.
Conclusion
Based upon all the information considered and the conclusions reached, the Board determined that the terms of each Agreement continue to be reasonable and that the continuation of the Agreements is in the best interests of the Fund.

ITEM 2.	CODE OF ETHICS.
Not required in filing.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not required in filing.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required in filing.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6.	INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	DISCLOSURE OF LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 13.	EXHIBITS.
(a)   (1) Code of Ethics required by Item 2 of Form N-CSR is incorporated by reference to registrant’s Form N-CSRs filed on March 1, 2018 (File No. 2-75503).
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(4) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Scott C. Sipple

Scott C. Sipple
President & Chief Executive Officer
Date:August 22, 2019
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Scott C. Sipple

Scott C. Sipple
President & Chief Executive Officer
Date:August 22, 2019
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:August 22, 2019